REPORTING SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Reporting Segments
Schedule of reporting segment

Below are the tables showing the Bank’s results by reporting segment for the years ended December 31, 2017, 2016 and 2015 in addition to the corresponding balances of loans and accounts receivable from customers:

		For the year ended December 31, 2017
	Loans and accounts receivable from customers (1)	Net interest income	Net fee and commission income	Financial transactions, net (2)	Provision for loan losses	Support expenses (3)	Segment`s net contribution
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Retail Banking	19,233,169	970,332	206,449	20,595	(293,956)	(534,970)	368,450
Middle-market	6,775,734	264,663	36,280	13,751	(19,235)	(91,882)	203,577
Commercial Banking	26,008,903	1,234,995	242,729	34,346	(313,191)	(626,852)	572,027

Global Corporate Banking	1,633,796	100,808	27,626	50,714	6,440	(62,685)	122,903
Other	83,215	(9,112)	8,708	44,692	4,496	(15,356)	33,428

Total	27,725,914	1,326,691	279,063	129,752	(302,255)	(704,893)	728,358

Other operating income							62,016
Other operating expenses and impairment							(74,057)
Income from investments in associates and other companies							3,963
Income tax expense							(145,031)
Net income for the year							575,249

(1) Corresponds to loans and accounts receivable from customers, without deducting their allowances for loan losses.

(2) Corresponds to the sum of the net income from financial operations and the foreign exchange profit or loss.

(3) Corresponds to the sum of personnel salaries and expenses, administrative expenses, depreciation and amortization.

		Fort he year ended December 31, 2016
	Loans and accounts receivable from customers (1)	Net interest income	Net fee and commission income	Financial transactions, net (2)	Provision for loan losses	Support expenses (3)	Segment`s net contribution
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Retail Banking	18,604,936	931,105	196,845	21,141	(323,888)	(529,909)	295,294
Middle-market	6,396,376	244,960	30,851	19,577	(26,748)	(83,412)	185,228
Commercial Banking	25,001,312	1,176,065	227,696	40,718	(350,636)	(613,321)	480,522

Global Corporate Banking	2,121,513	95,105	25,077	55,927	7,579	(53,935)	129,753
Other	83,606	10,196	1,651	43,713	974	(19,649)	36,885

Total	27,206,431	1,281,366	254,424	140,358	(342,083)	(686,905)	647,160

Other operating income							6,427
Other operating expenses and impairment							(69,136)
Income from investments in associates and other companies							3,012
Income tax expense							(109,031)
Net income for the year							478,432

(1) Corresponds to loans and accounts receivable from customers, without deducting their allowances for loan losses.

(2) Corresponds to the sum of the net income from financial operations and the foreign exchange profit or loss.

(3) Corresponds to the sum of personnel salaries and expenses, administrative expenses, depreciation and amortization.

		For the year ended December 31, 2015
	Loans and accounts receivable from customers (1)	Net interest income	Net fee and commission income	Financial transactions, net (2)	Provision for loan losses	Support expenses (3)	Segment`s net contribution
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Retail Banking	17,034,707	873,026	190,380	16,245	(332,657)	(533,086)	213,908
Middle-market	6,006,282	229,812	28,537	17,897	(26,147)	(77,261)	172,838
Commercial Banking	23,040,989	1,102,838	218,917	34,142	(358,804)	(610,347)	386,746

Global Corporate Banking	2,178,643	85,553	15,231	50,327	(28,426)	(49,533)	73,152
Other	81,125	66,815	3,479	61,030	(12,047)	(1,328)	117,949

Total	25,300,757	1,255,206	237,627	145,499	(399,277)	(661,208)	577,847

Other operating income							6,439
Other operating expenses and impairment							(58,750)
Income from investments in associates and other companies							2,588
Income tax expense							(76,395)
Net income for the year							451,729

(1) Corresponds to loans and accounts receivable from customers, without deducting their allowances for loan losses.

(2) Corresponds to the sum of the net income from financial operations and the foreign exchange profit or loss.

(3) Corresponds to the sum of personnel salaries and expenses, administrative expenses, depreciation and amortization.